Repurchases Of Common Stock (Tables)	12 Months Ended
Dec. 31, 2012
Payments for Repurchase of Equity [Abstract]
Schedule of Treasury Stock by Class [Table Text Block]
The following table presents a summary of our authorized stock repurchase balance:

Dollars in thousands	Board Authorization
Authorized repurchase—January 1, 2012	$264,398
Proceeds from the exercise of stock options	8,966
Repurchase of common stock from open market	(64,724)
Repurchase from Accelerated Stock Repurchase Agreement (“ASR Agreement”)	(75,000)
Authorized repurchase—December 31, 2012	$133,640

Accelerated Share Repurchases [Text Block]
The following repurchases were made during the past three years, dollars in thousands except per share price:

Year Ended December 31,	# of shares Repurchased	Average Price per Share	Total Purchase Price
2010	1,072,037	$45.94	$49,245
2011	1,374,036	46.10	63,349
2012	2,799,115	49.92	139,724
Total	5,245,188		$252,318
On November 1, 2012 we entered into an ASR Agreement with Morgan Stanley & Co at a notional amount of $75.0 million. The ASR Agreement was concluded on December 28, 2012. The total number of shares received under the ASR Agreement was determined based on the arithmetic mean of the daily volume weighted average price of our common stock minus discount over the term of the ASR Agreement.

Share repurchase and amounts in thousands	Shares Delivered
Total Shares delivered from ASR program	1,539
Average price per share less discount	$48.74
Total Repurchase amount from ASR program	$75,000